Equity (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 BRL (R$) shares
Disclosure of classes of share capital [line items]
Shares, Repurchase of common shares (in shares) | shares	4,280,627		1,686,235
Amount, Balance at beginning of period	R$ 285,011
Amount, Repurchase of common shares	291,445		R$ 284,812		R$ 44,775
Amount, Long-Term Incentive Plan	0		0		R$ 0
Amount, Balance at end of period	R$ 475,354		R$ 285,011
Treasury shares
Disclosure of classes of share capital [line items]
Shares, Balance at beginning of period (in shares) | shares	1,688,701		168,636
Shares, Repurchase of common shares (in shares) | shares	4,280,627		1,686,235
Shares, Long-Term Incentive Plan (in shares) | shares	(637,728)		(166,170)
Shares, Balance at end of period (in shares) | shares	5,331,600		1,688,701		168,636
Amount, Balance at beginning of period	R$ 285,011		R$ 13,609
Amount, Repurchase of common shares	291,445		284,812		R$ 44,775
Amount, Long-Term Incentive Plan	(101,102)		(13,410)		(72,433)
Amount, Balance at end of period	R$ 475,354		R$ 285,011		R$ 13,609
Average Price, balance at beginning of period (in usd per share) | $ / shares		$ 30.23		$ 18.06
Average Price, Repurchase of common shares (in usd per share) | $ / shares		12.50		30.23
Average Price, Long-Term Incentive Plan | $ / shares		28.16		18.06
Average Price, balance at end of period (in usd per share) | $ / shares		$ 16.00		$ 30.23